Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Mirae Asset Discovery Funds
Central Index Key	dei_EntityCentralIndexKey	0001489215
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2019
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019